SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Deutsche Limited Maturity Quality Income Fund

Deutsche Ultra-Short Investment Grade Fund

The following changes are effective immediately:

The website noted on the SAI cover is updated to deutscheliquity.com.

Please Retain This Supplement for Future Reference

September 16, 2016
SAISTKR-282